CAPITAL MANAGEMEN (Tables)	12 Months Ended
Dec. 31, 2023
CAPITAL MANAGEMENT
Summary of total capital under administration and regulation

	12/31/2023	12/31/2022 (*)
Capital Stock	442,672	444,411
Paid in capital	254,538,548	264,229,227
Inflation Adjustment of capital stock	27,960,909	28,325,583
Treasury shares	14,050	12,311
Inflation adjustment of treasury shares	2,944,946	2,580,272
Cost of Treasury shares	(5,166,412)	(4,307,608)
Reserves	4,307,608	19,308,569
Retained earnings	51,354,318	(24,700,453)
Other comprehensive income	6,389,921	3,220,774
Shareholders' Equity attributable to owners of the parent company	342,786,560	289,113,086
Shareholders' Equity attributable to non-controlling interests	274,693	229,326
TOTAL SHAREHOLDERS' EQUITY	343,061,253	289,342,412
(*) Historical values without adjustment for inflation.

Summary of Computable Patrimonial Liability

	12/31/2023	12/31/2022 (*)
Basic Shareholder´s Equity
Tier One Ordinary Capital	264,420,324	77,619,877
(Deductible concepts)	(55,583,242)	(25,063,540)
Additional Tier One Capital	—	—
Complementary Shareholder´s Equity	—	2,600,170
Tier Two Capital	—	2,600,170
(Deductible concepts)	—	—
Group Funds	13,771,273	3,051,628
Computable Patrimonial Responsability	222,608,355	58,208,135
(*) Historical values without adjustment for inflation

Summary of a detail of the determined requirement

	12/31/2023	12/31/2022 (*)
Credit risk	61,895,671	25,107,962
Operational risk	21,891,498	8,188,453
Market risk	2,658,844	1,693,962
Requirement	86,446,013	34,990,377
Integration	222,608,355	58,208,135
Excess	136,162,342	23,217,758
(*) Historical values without adjustment for inflation